Financial instruments-Risk management and fair value - Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Long-term investments	$ 248,936	$ 258,934
Loans and borrowings	1,670,807	1,462,691
Fair Value
Disclosure of detailed information about financial instruments [line items]
Loans and borrowings	1,710,529	1,494,124
Fair Value
Disclosure of detailed information about financial instruments [line items]
Long-term investments	$ 250,008	$ 260,534